SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

At-The-Market Sales –Subsequent to December 31, 2023, the Company issued 1,886,248 common shares in at-the-market offerings under prospectus supplement for gross proceeds of $900.